Long-term debt and interest and other costs - Components of Long-Term Debt (Detail) - EUR (€) € in Millions	Dec. 31, 2022	May 31, 2022	Dec. 31, 2021	May 31, 2020	Feb. 29, 2020	Nov. 30, 2016	Jul. 31, 2016	Sep. 30, 2013
Debt Instrument [Line Items]
Other	€ 2.3		€ 5.3
Long-term debt	4,260.4		4,584.1
Less: current portion of long-term debt	746.2		509.1
Non-current portion of long-term debt	3,514.2		4,075.0
0.625% Senior Notes Due Two Thousand Twenty Two
Debt Instrument [Line Items]
Principal amount	0.0		500.5				€ 500.0
Interest rate on principal amount (in percentage)							0.625%
3.375% Senior Notes Due Two Thousand Twenty Three
Debt Instrument [Line Items]
Principal amount	744.6		780.6					€ 750.0
Interest rate on principal amount (in percentage)								3.375%
1.375% Senior Notes Due Two Thousand Twenty Six
Debt Instrument [Line Items]
Principal amount	893.9		1,003.2				€ 1,000.0
Interest rate on principal amount (in percentage)							1.375%
1.625% Senior Notes Due Two Thousand Twenty Seven
Debt Instrument [Line Items]
Principal amount	666.8		769.3			€ 750.0
Interest rate on principal amount (in percentage)						1.625%
Senior Notes due February 25th 2030, 0.250%
Debt Instrument [Line Items]
Principal amount	742.7		741.7		€ 750.0
Interest rate on principal amount (in percentage)					0.25%
Senior Notes due May 7th 2029, 0.625%
Debt Instrument [Line Items]
Principal amount	747.5		747.1	€ 750.0
Interest rate on principal amount (in percentage)				0.625%
2.250% Senior Notes Due May 17th 2032
Debt Instrument [Line Items]
Principal amount	440.3	€ 500.0	0.0
Interest rate on principal amount (in percentage)		2.25%
Debt Assumed In Berliner Glas Acquisition
Debt Instrument [Line Items]
Principal amount	€ 22.3		€ 36.4